Basic and Diluted Net Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic Earnings/(Loss) per Share and Diluted Earnings/(Loss) per Share

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net income/(loss) attributable to ECMOHO Limited	6,123,990	2,296,555	(13,298,912)
Accretion on convertible redeemable preferred shares to redemption value (Note 19)	(3,038,407)	(1,022,461)	-
Accretion to redemption value of redeemable non-controlling interests (Note 20)	(129,896)	(311,757)	-
Extinguishment of convertible redeemable preferred shares (Note 19)	(24,763,245)	-	-
Net income/(loss) attributable to ordinary shareholders-Basic	(21,807,558)	962,337	(13,298,912)
Net income/(loss) attributable to ordinary shareholders-Diluted	(21,807,558)	962,337	(13,298,912)
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	84,970,000	98,104,216	139,619,496
Dilutive impact of Class A-1 preferred shares conversion	-	7,954,232	-
Dilutive impact of Class A-2 preferred shares conversion	-	9,038,947	-
Dilutive impact of restricted share units	-	547,469	-
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	84,970,000	115,644,864	139,619,496
Basic earnings/(loss) per ordinary share:	(0.26)	0.01	(0.10)
Diluted earnings/(loss) per ordinary share:	(0.26)	0.01	(0.10)
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	21,242,500	24,526,054	34,904,874
Denominator for dilutive earnings/(loss) per share weighted-average ADS outstanding	21,242,500	28,911,216	34,904,874
Basic earnings/(loss) per ADS:	(1.03)	0.04	(0.38)
Diluted earnings/(loss) per ADS:	(1.03)	0.03	(0.38)

Schedule of Share Equivalent Excluded from Computation of Diluted Net Earnings/(Loss) per Ordinary Share

The following ordinary shares equivalent were excluded from the computation of diluted net earnings/(loss) per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2018	2019	2020
Preferred shares — weighted average	30,265,462	6,633,889	—
Restricted share units — weighted average	95,446	—	671,551